System Fund - Summary of System Fund Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
System fund [line items]
System fund revenue	$ 1,233	$ 1,242	$ 1,199
Assessment fees and contributions received from hotels [member]
System fund [line items]
System fund revenue	979	934	887
Loyalty programme revenue [member]
System fund [line items]
System fund revenue	$ 254	$ 308	$ 312